Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 19,733,631	$ 36,558,752
Accounts receivable, net of allowance for doubtful accounts of $463,514 and $0, respectively	27,447,907	34,563,743
Notes receivable	89,332
Inventories	1,389,561	1,785,379
Prepaid expenses and other current assets	7,909,233	22,189,744
Total current assets	56,569,664	95,097,618
Property, plant and equipment, net	11,246,815	10,514,031
Intangible assets, net	10,101,405	1,832,099
Goodwill	10,084,201	162,832
Deferred tax assets	3,796,492
Prepaid assets	5,627,099	5,138,105
TOTAL ASSETS	97,425,676	112,744,685
Current liabilities
Accounts payable	12,155,733	8,841,163
Other payables and accrued liabilities	3,469,768	3,694,943
Income tax payable	37,225	334,523
Short-term bank borrowings	2,268,360	2,237,000
Total current liabilities	17,931,086	15,107,629
Deferred tax liability	2,079,986
TOTAL LIABILITIES	20,011,072	15,107,629
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, $0.0005 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Class A Ordinary shares, $0.0005 par value, 70,000,000 shares authorized, 67,004,583 and 30,481,580 shares issued and outstanding, respectively	33,502	15,241
Class B Ordinary shares, $0.0005 par value, 20,000,000 shares authorized, 12,095,100 and 0 shares issued and outstanding, respectively	6,048
Additional paid-in capital	53,871,226	26,545,384
Statutory surplus reserve	7,622,765	7,622,765
Retained earnings	12,285,281	61,475,891
Accumulated other comprehensive income (loss)	4,306,536	(913,621)
Total Happiness Development Group Limited’s shareholders’ equity	78,125,358	94,745,660
Non-controlling interests	(710,754)	2,891,396
Total shareholders’ equity	77,414,604	97,637,056
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 97,425,676	$ 112,744,685